Lease (Details) - Schedule of company’s lease expenses - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s lease expenses [Abstract]
Operating lease expenses		$ 1,234	$ 2,894	$ 4,635